T. ROWE PRICE Retirement I 2020 Fund-I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 45 .5%
T. Rowe Price Funds:
New Income Fund  793,700 187,503 77,788 93,013,636 864,097
Limited Duration Inflation
Focused Bond Fund  646,306 149,486 83,688 131,870,956 694,960
International Bond Fund (USD
Hedged)  275,393 58,982 26,363 30,374,008 293,717
Dynamic Global Bond Fund  200,282 48,450 18,656 22,859,258 219,906
Emerging Markets Bond Fund  197,533 38,339 20,813 19,137,318 187,737
High Yield Fund  183,970 29,557 27,734 27,873,118 177,552
U.S. Treasury Long-Term Index
Fund  90,467 50,659 12,883 11,576,666 127,690
Floating Rate Fund  100,831 35,368 10,101 13,194,152 124,817
Total Bond Mutual Funds (Cost $ 2,755,850 ) 2,690,476
EQUITY MUTUAL FUNDS 52 .1%
T. Rowe Price Funds:
Value Fund  546,324 127,128 71,210 12,155,363 547,356
Equity Index 500 Fund  647,505 66,553 166,030 4,391,224 506,001
Growth Stock Fund (2) 505,966 88,044 91,546 4,666,695 419,816
International Value Equity Fund  277,529 39,516 31,472 17,376,929 262,913
Overseas Stock Fund  274,519 32,368 37,256 19,700,593 247,242
International Stock Fund  257,604 45,106 41,323 11,445,318 211,853
Mid-Cap Value Fund  156,842 22,973 33,275 3,941,063 133,760
Mid-Cap Growth Fund (2) 126,461 25,317 10,983 1,160,268 119,774
Real Assets Fund  92,970 11,728 8,234 6,457,838 96,545
Emerging Markets Stock Fund  132,554 19,383 21,258 2,258,674 95,248
Small-Cap Value Fund  95,818 14,139 8,139 1,623,723 93,608
Emerging Markets Discovery
Stock Fund  50,096 57,632 2,334 6,539,966 92,214
Small-Cap Stock Fund  96,508 15,856 8,766 1,443,570 90,353
New Horizons Fund (2) 70,969 16,246 8,550 929,713 59,324
U.S. Large-Cap Core Fund  35,620 29,280 4,203 1,702,525 56,012
U.S. Equity Research Fund  – 49,696 629 1,129,432 47,030
Total Equity Mutual Funds (Cost $ 2,474,674 ) 3,079,049
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  525 209,714 209,440 7,968 792
Total Other Mutual Funds (Cost $ 800 ) 792

T. ROWE PRICE Retirement I 2020 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 66,583 471,413 394,084 143,911,505 143,912
Total Short-Term Investments (Cost $ 143,912 ) 143,912
Total Investments in Securities 100.0%
(Cost $5,375,236) $ 5,914,229
Other Assets Less Liabilities (0.0)% (204)
Net Assets 100.0% $ 5,914,025
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2020 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 466 Russell 2000 E-Mini Index contracts 3/22 (47,637) $ 3,617
Long, 165 S&P 500 E-Mini Index contracts 3/22 36,036 (41)
Net payments (receipts) of variation margin to date (3,803)
Variation margin receivable (payable) on open futures contracts $ (227)

T. ROWE PRICE Retirement I 2020 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 2,752 $ (10,170) $ 4,736
Emerging Markets Bond Fund  (1,513) (27,322) 7,938
Emerging Markets Discovery Stock Fund  2,146 (13,180) 1,660
Emerging Markets Stock Fund  9,749 (35,431) 2,178
Equity Index 500 Fund  72,112 (42,027) 6,696
Floating Rate Fund  (134) (1,281) 3,760
Growth Stock Fund  63,864 (82,648) —
High Yield Fund  16 (8,241) 8,218
International Bond Fund (USD Hedged)  3,563 (14,295) 4,571
International Stock Fund  18,559 (49,534) 3,767
International Value Equity Fund  3,140 (22,660) 8,577
Limited Duration Inflation Focused Bond Fund  7,097 (17,144) 27,962
Mid-Cap Growth Fund  15,488 (21,021) —
Mid-Cap Value Fund  14,486 (12,780) 2,156
New Horizons Fund  12,000 (19,341) —
New Income Fund  9,107 (39,318) 12,351
Overseas Stock Fund  3,052 (22,389) 6,528
Real Assets Fund  910 81 2,560
Small-Cap Stock Fund  7,764 (13,245) 404
Small-Cap Value Fund  6,939 (8,210) 992
Transition Fund  163 (7) —
U.S. Equity Research Fund  517 (2,037) 179
U.S. Large-Cap Core Fund  3,717 (4,685) 465
U.S. Treasury Long-Term Index Fund  (2,089) (553) 1,624
Value Fund  59,642 (54,886) 7,446
U.S. Treasury Money Fund, 0.14% — — 81
Totals $ 313,047 # $ (522,324) $ 114,849 +
# Capital gain distributions from mutual funds represented $198,376 of the net realized gain
(loss).
+ Investment income comprised $114,849 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2020 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement I 2020 Fund-I Class

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets,

T. ROWE PRICE Retirement I 2020 Fund-I Class

cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R412-054Q3 02/22